Share-based Payments - Movements during the year (Details)	12 Months Ended
	Dec. 31, 2023 shares EUR (€) Options € / shares	Dec. 31, 2023 Options shares EUR (€)	Dec. 31, 2023 shares EUR (€) Options	Dec. 31, 2023 shares EUR (€) Options	Dec. 31, 2022 Options € / shares shares EUR (€)
Weighted average exercise prices
Number of RSU exercisable | Options	2,199	2,199	2,199	2,199	908
General population and executives - Employee Stock Option Program (ESOP)
Number of options
Exercised during the period	(0.99)				(2.52)
WAEP
Outstanding at December 31	€ 0
General population - Restricted Stock units (RSU)
Number of options
Outstanding at January 1 | shares					162,800
Granted during the year | €				6,826,000	4,886,000
Forfeited during the year | shares					(135,309)
WAEP
Outstanding at January 1	€ 0.12				€ 0.12
Assigned during the year	0.01				0.12
Forfeited during the year	€ 0.04				€ 0.12
Outstanding at December 31	€ 0.01				€ 0.12
Number of RSU
Outstanding at January 1 | shares	7,739,562	7,739,562	7,739,562	7,739,562	4,275,098
Assigned during the year | shares			6,826,462		4,886,077
Exercised during the year | shares			(2,473,089)		(638,470)
Forfeited during the year | shares			(888,909)
Outstanding at December 31 | shares	7,739,562	7,739,562	7,739,562	7,739,562	4,275,098
Weighted average exercise prices
Exercised during the year	€ 0.05				€ 0.12
General population and executives - Retention and Recognition (RNR)
WAEP
Assigned during the year	0.01
Forfeited during the year	€ 0.01
Exercised during the period	0.01
Outstanding at December 31	€ 0.01
Number of RSU
Outstanding at January 1 | shares	810,816	810,816	810,816	810,816
Assigned during the year			2,432,424	2,432,000
Exercised during the year | shares			(405,401)
Forfeited during the year | shares			(1,216,207)
Outstanding at December 31 | shares	810,816	810,816	810,816	810,816
Weighted average exercise prices
Number of RSU exercisable | €	0	0	0	0
Executives - Employee Stock Option Program (ESOP) special vesting
Number of options
Outstanding at January 1 | Options		728,020			1,888,477
Granted during the year | Options		322,840			531,449
Forfeited during the year | Options		(302,327)			(1,160,457)
Exercised during the period | Options		(93,718)			(430,431)
Outstanding at December 31 | Options		425,693			728,020
WAEP
Outstanding at January 1	€ 6.94				€ 7.90
Forfeited during the year	8.50				8.50
Outstanding at December 31	5.85				€ 6.94
Executives - Restricted Stock units (RSU)
Number of options
Outstanding at January 1 | Options		2,324,725			1,050,913
Granted during the year | Options		4,931,937			1,699,411
Forfeited during the year | Options		(1,178,419)			(291,199)
Outstanding at December 31 | Options		5,639,673			2,324,725
WAEP
Outstanding at January 1	€ 0.12				€ 0.12
Granted during the year					€ 0.12
Assigned during the year	0.01		4,932,000		1,699,000
Forfeited during the year	€ 0.03				€ 0.12
Exercised during the period	0.03				0.12
Outstanding at December 31	0.01				€ 0.12
Number of RSU
Forfeited during the year | Options		(438,570)			(134,400)
Executives - Performance-based stock awards
Number of options
Outstanding at January 1 | Options		3,596,721			7,036,501
Granted during the year | Options		657,608			1,272,059
Forfeited during the year | Options					(4,711,839)
Outstanding at December 31 | Options		4,254,329			3,596,721
WAEP
Outstanding at January 1	7.94				€ 8.15
Granted during the year	0.01				9.45
Forfeited during the year					8.66
Outstanding at December 31	6.71				€ 7.94
Executives - Time-based stock options (TSO)
Number of options
Outstanding at January 1 | Options		3,107,488			2,951,000
Granted during the year | Options		0			2,199,488
Forfeited during the year | Options					(2,043,000)
Outstanding at December 31 | Options		3,107,488			3,107,488
WAEP
Outstanding at January 1	4.07				€ 7.25
Granted during the year					2.76
Forfeited during the year					7.25
Outstanding at December 31	4.07				€ 4.07
General population and Executives - standard ESOP, Equity-settled options | General population and executives - Employee Stock Option Program (ESOP)
Number of options
Outstanding at January 1 | Options		8,049,568			19,573,307
Granted during the year | Options					5,714
Forfeited during the year | Options		(657,381)			(1,188,512)
Exercised during the period | Options		(2,577,144)			(10,318,085)
Transferred to cash-settled | shares					(22,856)
Outstanding at December 31 | Options		4,815,043			8,049,568
WAEP
Outstanding at January 1	0.00				€ 0.00
Granted during the year					0.00
Forfeited during the year	0.00				0.00
Exercised during the period	0.00				€ 0.00
Transferred from cash-settled					0.00
Outstanding at December 31	0.00				€ 0.00
General population and Executives - standard ESOP, Cash-settled options | General population and executives - Employee Stock Option Program (ESOP)
Number of options
Outstanding at January 1 | Options		5,714
Forfeited during the year | Options		(5,714)
Exercised during the period					(17,142)
Transferred to cash-settled | shares					22,856
Outstanding at December 31 | Options					5,714
WAEP
Outstanding at January 1	0.00
Forfeited during the year	0.00
Transferred from cash-settled					0.00
Outstanding at December 31					€ 0.00
Executives - Restricted Stock units (RSU) | Executives - Restricted Stock units (RSU)
WAEP
Outstanding at January 1	1.66
Outstanding at December 31	€ 1.30				€ 1.66